Cover	Feb. 17, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 17, 2025
Entity File Number	001-34042
Entity Registrant Name	Maiden Holdings, Ltd.
Entity Central Index Key	0001412100
Entity Tax Identification Number	98-0570192
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	48 Par-La-Ville Road
Entity Address, Address Line Two	Suite 1141
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM 11
City Area Code	441
Local Phone Number	298-4900
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, par value $0.01 per share
Trading Symbol	MHLD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false